Property, plant and equipment (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		$ 1,532,710,000	$ 1,683,576,000
Changes
Additions		186,784,000	149,098,000
Disposals		(16,987,000)	(4,530,000)
Depreciation expense		(232,365,000)	(239,657,000)
Impairment		0	(31,582,000)
Increase (decrease) in foreign currency translation difference		160,000	104,000
Reclassifications		(127,000)	0
Other increases (decreases)	[1]	(32,515,000)	(22,243,000)
Decreases for classification as held for sale	[2]	(467,000)	(2,056)
Total changes		(95,517,000)	(150,866,000)
Closing balance		1,437,193,000	1,532,710,000
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		32,702,000	34,589,000
Changes
Additions		0	0
Disposals		0	0
Depreciation expense		0	0
Impairment		0	0
Increase (decrease) in foreign currency translation difference		45,000	28,000
Reclassifications		0	0
Other increases (decreases)	[1]	403,000	(24,000)
Decreases for classification as held for sale	[2]	(411,000)	(1,891)
Total changes		37,000	(1,887,000)
Closing balance		32,739,000	32,702,000
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		237,585,000	254,032,000
Changes
Additions		189,000	0
Disposals		(1,000)	0
Depreciation expense		(33,306,000)	(33,470,000)
Impairment		0	(338,000)
Increase (decrease) in foreign currency translation difference		68,000	(12,000)
Reclassifications		23,274,000	17,373,000
Other increases (decreases)	[1]	2,566,000	0
Decreases for classification as held for sale	[2]	(56,000)	0
Total changes		(7,266,000)	(16,447,000)
Closing balance		230,319,000	237,585,000
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		26,417,000	52,231,000
Changes
Additions		541,000	545,000
Disposals		(1,000)	(753,000)
Depreciation expense		(6,759,000)	(7,288,000)
Impairment		0	(23,861,000)
Increase (decrease) in foreign currency translation difference		0	51,000
Reclassifications		8,293,000	5,809,000
Other increases (decreases)	[1]	(3,629,000)	(152,000)
Decreases for classification as held for sale	[2]	0	(165,000)
Total changes		(1,555,000)	(25,814,000)
Closing balance		24,862,000	26,417,000
Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		8,191,000	11,247,000
Changes
Additions		122,000	0
Disposals		0	0
Depreciation expense		(2,184,000)	(2,374,000)
Impairment		0	(915,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		1,735,000	233,000
Other increases (decreases)	[1]	(3,000)	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(330,000)	(3,056,000)
Closing balance		7,861,000	8,191,000
Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,355,000	3,815,000
Changes
Additions		0	49,000
Disposals		(9,000)	0
Depreciation expense		(730,000)	(683,000)
Impairment		0	(81,000)
Increase (decrease) in foreign currency translation difference		(1,000)	(6,000)
Reclassifications		664,000	277,000
Other increases (decreases)	[1]	(22,000)	(16,000)
Decreases for classification as held for sale	[2]	0	0
Total changes		(98,000)	(460,000)
Closing balance		3,257,000	3,355,000
Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,773,000	4,007,000
Changes
Additions		115,000	0
Disposals		0	0
Depreciation expense		(1,047,000)	(2,265,000)
Impairment		0	(379,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		934,000	410,000
Other increases (decreases)	[1]	97,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		99,000	(2,234,000)
Closing balance		1,872,000	1,773,000
Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,642,000	3,465,000
Changes
Additions		42,000	753,000
Disposals		(20,000)	(1,000)
Depreciation expense		(357,000)	(845,000)
Impairment		0	(1,000)
Increase (decrease) in foreign currency translation difference		0	24,000
Reclassifications		103,000	51,000
Other increases (decreases)	[1]	(2,923,000)	196,000
Decreases for classification as held for sale	[2]	0	0
Total changes		(3,155,000)	177,000
Closing balance		487,000	3,642,000
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		366,000	962,000
Changes
Additions		899,000	0
Disposals		(32,000)	0
Depreciation expense		(909,000)	(1,179,000)
Impairment		0	(1,000)
Increase (decrease) in foreign currency translation difference		(13,000)	0
Reclassifications		76,000	584,000
Other increases (decreases)	[1]	3,014,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		3,035,000	(596,000)
Closing balance		3,401,000	366,000
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,686,000	2,282,000
Changes
Additions		12,000	0
Disposals		0	0
Depreciation expense		(665,000)	(774,000)
Impairment		0	(21,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		98,000	199,000
Other increases (decreases)	[1]	(81,000)	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(636,000)	(596,000)
Closing balance		1,050,000	1,686,000
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		24,643,000	35,447,000
Changes
Additions		0	0
Disposals		1,000	0
Depreciation expense		(10,638,000)	(11,837,000)
Impairment		0	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		596,000	1,033,000
Other increases (decreases)	[1]	1,635,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(8,406,000)	(10,804,000)
Closing balance		16,237,000	24,643,000
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		170,710,000	151,831,000
Changes
Additions		158,797,000	145,605,000
Disposals		(16,761,000)	(3,370,000)
Depreciation expense		0	0
Impairment		0	0
Increase (decrease) in foreign currency translation difference		1,000	0
Reclassifications		(120,668,000)	(101,104,000)
Other increases (decreases)	[1]	(27,025,000)	(22,252,000)
Decreases for classification as held for sale	[2]	0	0
Total changes		(5,656,000)	18,879,000
Closing balance		165,054,000	170,710,000
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,021,640,000	1,129,668,000
Changes
Additions		26,067,000	2,146,000
Disposals		(164,000)	(406,000)
Depreciation expense		(175,770,000)	(178,942,000)
Impairment		0	(5,985,000)
Increase (decrease) in foreign currency translation difference		60,000	19,000
Reclassifications		84,768,000	75,135,000
Other increases (decreases)	[1]	(6,547,000)	5,000
Decreases for classification as held for sale	[2]	0	0
Total changes		(71,586,000)	(108,028,000)
Closing balance		950,054,000	1,021,640,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		4,140,841,000	4,023,272,000
Changes
Additions		186,784,000	149,098,000
Disposals		(62,300,000)	(10,857,000)
Increase (decrease) in foreign currency translation difference		269,000	173,000
Reclassifications		(191,000)	5,852,000
Other increases (decreases)	[1]	(31,898,000)	(24,612,000)
Decreases for classification as held for sale	[2]	(467,000)	(2,085,000)
Total changes		92,197,000	117,569,000
Closing balance		4,233,038,000	4,140,841,000
Gross carrying amount [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		32,702,000	34,589,000
Changes
Additions		0	0
Disposals		0	0
Increase (decrease) in foreign currency translation difference		45,000	28,000
Reclassifications		0	0
Other increases (decreases)	[1]	403,000	(24,000)
Decreases for classification as held for sale	[2]	(411,000)	(1,891)
Total changes		37,000	(1,887,000)
Closing balance		32,739,000	32,702,000
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		582,082,000	564,708,000
Changes
Additions		189,000	0
Disposals		(59,000)	0
Increase (decrease) in foreign currency translation difference		103,000	1,000
Reclassifications		23,336,000	17,373,000
Other increases (decreases)	[1]	4,669,000	0
Decreases for classification as held for sale	[2]	(56,000)	0
Total changes		28,182,000	17,374,000
Closing balance		610,264,000	582,082,000
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		253,555,000	248,493,000
Changes
Additions		541,000	545,000
Disposals		(11,623,000)	(753,000)
Increase (decrease) in foreign currency translation difference		3,000	65,000
Reclassifications		8,255,000	5,809,000
Other increases (decreases)	[1]	(5,900,000)	(410,000)
Decreases for classification as held for sale	[2]	0	(194,000)
Total changes		(8,724,000)	5,062,000
Closing balance		244,831,000	253,555,000
Gross carrying amount [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		34,812,000	34,579,000
Changes
Additions		122,000	0
Disposals		0	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		1,709,000	233,000
Other increases (decreases)	[1]	0	0
Decreases for classification as held for sale	[2]	0	0
Total changes		1,831,000	233,000
Closing balance		36,643,000	34,812,000
Gross carrying amount [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		10,819,000	16,170,000
Changes
Additions		0	49,000
Disposals		(321,000)	(5,540,000)
Increase (decrease) in foreign currency translation difference		1,000	8,000
Reclassifications		696,000	277,000
Other increases (decreases)	[1]	0	(145,000)
Decreases for classification as held for sale	[2]	0	0
Total changes		376,000	(5,351,000)
Closing balance		11,195,000	10,819,000
Gross carrying amount [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		18,259,000	17,877,000
Changes
Additions		115,000	0
Disposals		0	(28,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		1,044,000	410,000
Other increases (decreases)	[1]	80,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		1,239,000	382,000
Closing balance		19,498,000	18,259,000
Gross carrying amount [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		17,731,000	18,858,000
Changes
Additions		42,000	753,000
Disposals		(23,000)	(1,000)
Increase (decrease) in foreign currency translation difference		0	52,000
Reclassifications		172,000	51,000
Other increases (decreases)	[1]	(6,817,000)	(1,982,000)
Decreases for classification as held for sale	[2]	0	0
Total changes		(6,626,000)	(1,127,000)
Closing balance		11,105,000	17,731,000
Gross carrying amount [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		20,316,000	19,732,000
Changes
Additions		899,000	0
Disposals		(57,000)	0
Increase (decrease) in foreign currency translation difference		(2,000)	0
Reclassifications		122,000	584,000
Other increases (decreases)	[1]	5,760,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		6,722,000	584,000
Closing balance		27,038,000	20,316,000
Gross carrying amount [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		7,522,000	7,323,000
Changes
Additions		12,000	0
Disposals		0	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		123,000	199,000
Other increases (decreases)	[1]	(301,000)	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(166,000)	199,000
Closing balance		7,356,000	7,522,000
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		158,514,000	157,481,000
Changes
Additions		0	0
Disposals		(30,082,000)	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		596,000	1,033,000
Other increases (decreases)	[1]	0	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(29,486,000)	1,033,000
Closing balance		129,028,000	158,514,000
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		170,710,000	151,831,000
Changes
Additions		158,797,000	145,605,000
Disposals		(16,761,000)	(3,370,000)
Increase (decrease) in foreign currency translation difference		1,000	0
Reclassifications		(120,668,000)	(101,104,000)
Other increases (decreases)	[1]	(27,025,000)	(22,252,000)
Decreases for classification as held for sale	[2]	0	0
Total changes		(5,656,000)	18,879,000
Closing balance		165,054,000	170,710,000
Gross carrying amount [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		2,833,819,000	2,751,631,000
Changes
Additions		26,067,000	2,146,000
Disposals		(3,374,000)	(1,165,000)
Increase (decrease) in foreign currency translation difference		118,000	19,000
Reclassifications		84,424,000	80,987,000
Other increases (decreases)	[1]	(2,767,000)	201,000
Decreases for classification as held for sale	[2]	0	0
Total changes		104,468,000	82,188,000
Closing balance		2,938,287,000	2,833,819,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(2,608,131,000)	(2,339,696,000)
Changes
Disposals		45,313,000	6,327,000
Depreciation expense		(232,365,000)	(239,657,000)
Impairment		0	(31,582,000)
Increase (decrease) in foreign currency translation difference		(109,000)	(69,000)
Reclassifications		64,000	(5,852,000)
Other increases (decreases)	[1]	(616,000)	2,369,000
Decreases for classification as held for sale	[2]	(1,000)	29,000
Total changes		(187,714,000)	(268,435,000)
Closing balance		2,795,845,000	(2,608,131,000)
Accumulated depreciation and amortisation [member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0	0
Changes
Disposals		0	0
Depreciation expense		0	0
Impairment		0	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		0	0
Other increases (decreases)	[1]	0	0
Decreases for classification as held for sale	[2]	0	0
Total changes		0	0
Closing balance		0	0
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(344,497,000)	(310,676,000)
Changes
Disposals		58,000	0
Depreciation expense		(33,306,000)	(33,470,000)
Impairment		0	(338,000)
Increase (decrease) in foreign currency translation difference		(35,000)	(13,000)
Reclassifications		(62,000)	0
Other increases (decreases)	[1]	(2,102,000)	0
Decreases for classification as held for sale	[2]	(1,000)	0
Total changes		(35,448,000)	(33,821,000)
Closing balance		(379,945,000)	(344,497,000)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(227,138,000)	(196,262,000)
Changes
Disposals		11,622,000	0
Depreciation expense		(6,759,000)	(7,288,000)
Impairment		0	(23,861,000)
Increase (decrease) in foreign currency translation difference		(3,000)	(14,000)
Reclassifications		38,000	0
Other increases (decreases)	[1]	2,271,000	258,000
Decreases for classification as held for sale	[2]	0	29,000
Total changes		7,169,000	(30,876,000)
Closing balance		(219,969,000)	(227,138,000)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(26,621,000)	(23,332,000)
Changes
Disposals		0	0
Depreciation expense		(2,184,000)	(2,374,000)
Impairment		0	(915,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		26,000	0
Other increases (decreases)	[1]	(3,000)	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(2,161,000)	(3,289,000)
Closing balance		(28,782,000)	(26,621,000)
Accumulated depreciation and amortisation [member] | Transport equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(7,464,000)	(12,355,000)
Changes
Disposals		312,000	5,540,000
Depreciation expense		(730,000)	(683,000)
Impairment		0	(81,000)
Increase (decrease) in foreign currency translation difference		(2,000)	(14,000)
Reclassifications		(32,000)	0
Other increases (decreases)	[1]	(22,000)	129,000
Decreases for classification as held for sale	[2]	0	0
Total changes		(474,000)	4,891,000
Closing balance		(7,938,000)	(7,464,000)
Accumulated depreciation and amortisation [member] | Supplies and accessoies [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(16,486,000)	(13,870,000)
Changes
Disposals		0	28,000
Depreciation expense		(1,047,000)	(2,265,000)
Impairment		0	(379,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		(110,000)	0
Other increases (decreases)	[1]	17,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(1,140,000)	(2,616,000)
Closing balance		(17,626,000)	(16,486,000)
Accumulated depreciation and amortisation [member] | Equipment Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(14,089,000)	(15,393,000)
Changes
Disposals		3,000	0
Depreciation expense		(357,000)	(845,000)
Impairment		0	(1,000)
Increase (decrease) in foreign currency translation difference		0	(28,000)
Reclassifications		(69,000)	0
Other increases (decreases)	[1]	3,894,000	2,178,000
Decreases for classification as held for sale	[2]	0	0
Total changes		3,471,000	1,304,000
Closing balance		(10,618,000)	(14,089,000)
Accumulated depreciation and amortisation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(19,950,000)	(18,770,000)
Changes
Disposals		25,000	0
Depreciation expense		(909,000)	(1,179,000)
Impairment		0	(1,000)
Increase (decrease) in foreign currency translation difference		(11,000)	0
Reclassifications		(46,000)	0
Other increases (decreases)	[1]	(2,746,000)	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(3,687,000)	(1,180,000)
Closing balance		(23,637,000)	(19,950,000)
Accumulated depreciation and amortisation [member] | Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(5,836,000)	(5,041,000)
Changes
Disposals		0	0
Depreciation expense		(665,000)	(774,000)
Impairment		0	(21,000)
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		(25,000)	0
Other increases (decreases)	[1]	220,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		(470,000)	(795,000)
Closing balance		(6,306,000)	(5,836,000)
Accumulated depreciation and amortisation [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(133,871,000)	(122,034,000)
Changes
Disposals		30,083,000	0
Depreciation expense		(10,638,000)	(11,837,000)
Impairment		0	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		0	0
Other increases (decreases)	[1]	1,635,000	0
Decreases for classification as held for sale	[2]	0	0
Total changes		21,080,000	(11,837,000)
Closing balance		(112,791,000)	(133,871,000)
Accumulated depreciation and amortisation [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0	0
Changes
Disposals		0	0
Depreciation expense		0	0
Impairment		0	0
Increase (decrease) in foreign currency translation difference		0	0
Reclassifications		0	0
Other increases (decreases)	[1]	0	0
Decreases for classification as held for sale	[2]	0	0
Total changes		0	0
Closing balance		0	0
Accumulated depreciation and amortisation [member] | Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		(1,812,179,000)	(1,621,963,000)
Changes
Disposals		3,210,000	759,000
Depreciation expense		(175,770,000)	(178,942,000)
Impairment		0	(5,985,000)
Increase (decrease) in foreign currency translation difference		(58,000)	0
Reclassifications		344,000	(5,852,000)
Other increases (decreases)	[1]	(3,780,000)	(196,000)
Decreases for classification as held for sale	[2]	0	0
Total changes		(176,054,000)	(190,216,000)
Closing balance		$ (1,988,233,000)	$ (1,812,179,000)

[1]	The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate, 2) the variation representing the purchase and use of materials and spare parts, 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets, 4) Software that is reclassified to Intangibles.
[2]	Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.